Average Annual Total Returns - Nationwide Destination 2055 Fund	Class A Shares 1 Year	Class A Shares 5 Years	Class A Shares 10 Years	Class A Shares After Taxes on Distributions 1 Year	Class A Shares After Taxes on Distributions 5 Years	Class A Shares After Taxes on Distributions 10 Years	Class A Shares After Taxes on Distributions and Sales of Shares 1 Year	Class A Shares After Taxes on Distributions and Sales of Shares 5 Years	Class A Shares After Taxes on Distributions and Sales of Shares 10 Years	Class R Shares 1 Year	Class R Shares 5 Years	Class R Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 5 Years	Class R6 Shares 10 Years	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 5 Years	Institutional Service Class Shares 10 Years	S&P Target Date To 2055 Index (The Index does not pay sales charges, fees, expenses or taxes.) 1 Year	S&P Target Date To 2055 Index (The Index does not pay sales charges, fees, expenses or taxes.) 5 Years	S&P Target Date To 2055 Index (The Index does not pay sales charges, fees, expenses or taxes.) 10 Years
Total	6.94%	9.70%	8.36%	4.44%	7.55%	6.86%	4.28%	7.07%	6.37%	13.10%	10.73%	8.71%	13.96%	11.57%	9.51%	13.71%	11.27%	9.27%	12.89%	11.04%	9.33%